UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Falah Russell-Ideal Ratings U.S. Large Cap ETF
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 11.3%
Advance Auto Parts, Inc.	9	$1,347
AutoZone, Inc. (a)	4	2,729
Bed Bath & Beyond, Inc. (a)	24	1,843
BorgWarner, Inc.	34	2,056
Chipotle Mexican Grill, Inc. (a)	4	2,602
Coach, Inc.	45	1,864
Dollar General Corporation (a)	36	2,714
Dollar Tree, Inc. (a)	25	2,029
Expedia, Inc.	15	1,412
Family Dollar Stores, Inc.	19	1,506
Foot Locker, Inc.	20	1,260
Garmin Ltd.	20	950
Genuine Parts Company	16	1,491
Hanesbrands, Inc.	52	1,742
Harman International Industries, Inc.	11	1,470
Hasbro, Inc.	21	1,328
Johnson Controls, Inc.	82	4,136
L Brands, Inc.	30	2,829
Lear Corporation	14	1,551
LKQ Corporation (a)	52	1,329
Lowe's Companies, Inc.	117	8,704
Macy's, Inc.	25	1,623
Mattel, Inc.	51	1,165
McDonald's Corporation	114	11,108
Michael Kors Holdings Ltd. (a)	26	1,709
Mohawk Industries, Inc. (a)	10	1,857
Newell Rubbermaid, Inc.	41	1,602
Nike, Inc.	80	8,026
Nordstrom, Inc.	21	1,687
O'Reilly Automotive, Inc. (a)	12	2,595
PulteGroup, Inc.	68	1,512
Ralph Lauren Corporation	8	1,052
Ross Stores, Inc.	28	2,950
Signet Jewelers Ltd.	10	1,388
Staples, Inc.	97	1,580
Starbucks Corporation	90	8,523
Target Corporation	62	5,088
Tesla Motors, Inc. (a)	11	2,076
The Gap, Inc.	40	1,733
The Home Depot, Inc.	157	17,837
The Priceline Group, Inc. (a)	6	6,985
The TJX Companies, Inc.	83	5,814
Tiffany & Co.	14	1,232
Tractor Supply Company	18	1,531
TripAdvisor, Inc. (a)	16	1,331
TRW Automotive Holdings Corporation (a)	14	1,468
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	9	1,358
Under Armour, Inc. (a)	21	1,696
V.F. Corporation	41	3,088
Williams-Sonoma, Inc.	13	1,036
		147,542

Consumer Staples - 10.9%
Archer-Daniels-Midland Company	79	3,745
Campbell Soup Company	26	1,210
Church & Dwight Company, Inc.	20	1,708
Colgate-Palmolive Company	104	7,211
CVS Health Corporation	135	13,933
Dr Pepper Snapple Group, Inc.	24	1,884
Energizer Holdings, Inc.	10	1,381
General Mills, Inc.	72	4,075
Kellogg Company	15	989
Keurig Green Mountain, Inc.	17	1,899
Kimberly-Clark Corporation	42	4,499
Kraft Foods Group, Inc.	71	6,185
McCormick & Company, Inc.	20	1,542
Mead Johnson Nutrition Company	26	2,614
Mondelez International, Inc.	197	7,110
Monster Beverage Corporation (a)	18	2,491
Pepsico, Inc.	170	16,255
The Clorox Company	16	1,766
The Coca-Cola Company	453	18,369
The Estée Lauder Companies, Inc.	30	2,495
The Hershey Company	26	2,624
The J. M. Smucker Company	16	1,852
The Procter & Gamble Company	306	25,074
Walgreens Boots Alliance, Inc.	113	9,569
Whitewave Foods Company (a)	38	1,685
		142,165
Energy - 11.5%
Anadarko Petroleum Corporation	60	4,969
Baker Hughes, Inc.	54	3,433
Cabot Oil & Gas Corporation	52	1,536
Cameron International Corporation (a)	31	1,399
Chevron Corporation	220	23,096
Cimarex Energy Company	13	1,496
Concho Resources, Inc. (a)	17	1,971
ConocoPhillips	139	8,654
Energen Corporation	17	1,122
EOG Resources, Inc.	65	5,960
Exxon Mobil Corporation	494	41,990
FMC Technologies, Inc. (a)	33	1,221
Halliburton Company	104	4,564
Helmerich & Payne, Inc.	17	1,157
Hess Corporation	35	2,375
HollyFrontier Corporation	27	1,087
Marathon Oil Corporation	86	2,245
Marathon Petroleum Corporation	30	3,072
Murphy Oil Corporation	3	140
National Oilwell Varco, Inc.	52	2,600
Noble Energy, Inc.	48	2,347
Occidental Petroleum Corporation	91	6,643
Oceaneering International, Inc.	20	1,079
Phillips 66	67	5,266
Pioneer Natural Resources Company	18	2,943
Range Resources Corporation	21	1,093
Schlumberger Ltd.	151	12,599
Valero Energy Corporation	65	4,135
		150,192

Financials - 0.1%
CBRE Group, Inc. (a)	45	1,742
Health Care - 21.9%
Abbott Laboratories	169	7,830
AbbVie, Inc.	183	10,713
Actavis Plc (a)	42	12,358
Alexion Pharmaceuticals, Inc. (a)	23	3,986
Align Technology, Inc. (a)	18	968
Alkermes Plc (a)	22	1,341
AmerisourceBergen Corporation	27	3,069
Amgen, Inc.	82	13,108
Athenahealth, Inc. (a)	4	478
Baxter International, Inc.	62	4,247
Becton, Dickinson & Company	0	14
Biogen Idec, Inc. (a)	28	11,823
BioMarin Pharmaceutical, Inc. (a)	20	2,492
Boston Scientific Corporation (a)	174	3,089
Bristol-Myers Squibb Company	189	12,191
Cardinal Health, Inc.	40	3,611
Catamaran Corporation (a)	27	1,608
Celgene Corporation (a)	94	10,836
Cerner Corporation (a)	36	2,637
CR Bard, Inc.	10	1,673
DENTSPLY International, Inc.	25	1,272
Edwards Lifesciences Corporation (a)	13	1,852
Eli Lilly and Company	109	7,919
Express Scripts Holding Company (a)	96	8,330
Gilead Sciences, Inc. (a)	179	17,565
Halyard Health, Inc. (a)	25	1,230
Henry Schein, Inc. (a)	11	1,536
Hospira, Inc. (a)	24	2,108
IDEXX Laboratories, Inc. (a)	7	1,081
Illumina, Inc. (a)	16	2,970
Incyte Corporation (a)	19	1,742
Intuitive Surgical, Inc. (a)	5	2,525
Jazz Pharmaceuticals Plc (a)	8	1,382
Johnson & Johnson	324	32,594
McKesson Corporation	27	6,107
Medivation, Inc. (a)	10	1,291
MEDNAX, Inc. (a)	21	1,523
Merck & Company, Inc.	339	19,486
Mettler-Toledo International, Inc. (a)	5	1,643
Perrigo Company Plc	17	2,814
Pfizer, Inc.	739	25,710
Pharmacyclics, Inc. (a)	8	2,048
Qiagen NV (a)	47	1,184
Regeneron Pharmaceuticals, Inc. (a)	9	4,063
ResMed, Inc.	24	1,723
St. Jude Medical, Inc.	37	2,420
Stryker Corporation	38	3,506
The Cooper Companies, Inc.	6	1,125
Thermo Fisher Scientific, Inc.	46	6,180
United Therapeutics Corporation (a)	5	862
Universal Health Services, Inc.	3	353
Varian Medical Systems, Inc. (a)	16	1,505
Vertex Pharmaceuticals, Inc. (a)	28	3,303
Waters Corporation (a)	13	1,616
Zimmer Holdings, Inc.	19	2,233
Zoetis, Inc.	63	2,916
		285,789

Industrials - 9.7%
3M Company	72	11,876
Acuity Brands, Inc.	2	336
AGCO Corporation	26	1,239
Alaska Air Group, Inc.	21	1,390
B/E Aerospace, Inc.	19	1,209
Carlisle Companies, Inc.	12	1,112
CH Robinson Worldwide, Inc.	25	1,830
Cintas Corporation	15	1,224
CSX Corporation	119	3,941
Cummins, Inc.	22	3,050
Danaher Corporation	69	5,858
Delta Air Lines, Inc.	102	4,586
Donaldson Company, Inc.	30	1,131
Dover Corporation	24	1,659
Eaton Corporation Plc	59	4,008
Emerson Electric Company	85	4,813
Equifax, Inc.	17	1,581
Expeditors International of Washington, Inc.	38	1,831
Fastenal Company	37	1,533
FedEx Corporation	35	5,791
Flowserve Corporation	23	1,299
Fluor Corporation	29	1,658
Fortune Brands Home & Security, Inc.	30	1,424
Graco, Inc.	15	1,082
Hubbell, Inc.	11	1,206
IDEX Corporation	17	1,289
IHS, Inc. (a)	10	1,138
Illinois Tool Works, Inc.	36	3,497
Ingersoll-Rand Plc	34	2,315
Jacobs Engineering Group, Inc. (a)	32	1,445
JB Hunt Transportation Services, Inc.	15	1,281
Kansas City Southern	16	1,633
Lincoln Electric Holdings, Inc.	16	1,046
Norfolk Southern Corporation	35	3,602
Pentair Plc	31	1,950
Quanta Services, Inc. (a)	44	1,255
Robert Half International, Inc.	21	1,271
Rockwell Automation, Inc.	19	2,204
Roper Technologies, Inc.	12	2,064
Snap-on, Inc.	8	1,176
Southwest Airlines Company	83	3,677
Stanley Black & Decker, Inc.	21	2,003
Stericycle, Inc. (a)	6	843
Tyco International Ltd.	50	2,153
Union Pacific Corporation	100	10,831
United Parcel Service, Inc.	80	7,755
W. W. Grainger, Inc.	7	1,651
WABCO Holdings, Inc. (a)	12	1,475
Wabtec Corporation	16	1,520
Xylem, Inc.	37	1,296
		127,037

Information Technology - 29.4%
Accenture Plc	74	6,933
Adobe Systems, Inc. (a)	59	4,362
Akamai Technologies, Inc. (a)	23	1,634
Amdocs Ltd.	24	1,306
Apple, Inc.	697	86,728
Applied Materials, Inc.	151	3,406
Autodesk, Inc. (a)	33	1,935
Automatic Data Processing, Inc.	56	4,796
Avago Technologies Ltd.	29	3,682
Broadcom Corporation	63	2,728
CA, Inc.	51	1,663
Cadence Design System, Inc. (a)	62	1,143
CDK Global, Inc.	26	1,216
Citrix Systems, Inc. (a)	24	1,533
Cognizant Technology Solutions Corporation (a)	74	4,617
Corning, Inc.	166	3,765
CoStar Group, Inc. (a)	6	1,187
eBay, Inc. (a)	148	8,537
EMC Corporation	242	6,185
F5 Networks, Inc. (a)	12	1,379
Facebook, Inc. (a)	229	18,827
Fiserv, Inc. (a)	30	2,382
FleetCor Technologies, Inc. (a)	11	1,660
Gartner, Inc. (a)	13	1,090
Google, Inc. - Class A (a)	33	18,305
Google, Inc. - Class C (a)	33	18,084
Hewlett-Packard Company	223	6,949
Intel Corporation	569	17,793
International Business Machines Corporation	108	17,334
Intuit, Inc.	34	3,297
Juniper Networks, Inc.	76	1,716
KLA-Tencor Corporation	22	1,282
Lam Research Corporation	21	1,475
Linear Technology Corporation	35	1,638
LinkedIn Corporation (a)	13	3,248
Maxim Integrated Products, Inc.	42	1,462
Microchip Technology, Inc.	32	1,565
Micron Technology, Inc. (a)	126	3,418
Microsoft Corporation	949	38,582
Motorola Solutions, Inc.	25	1,667
Oracle Corporation	379	16,354
Palo Alto Networks, Inc. (a)	8	1,169
Paychex, Inc.	39	1,935
QUALCOMM, Inc.	195	13,521
Rackspace Hosting, Inc. (a)	9	464
Red Hat, Inc. (a)	26	1,969
salesforce.com, Inc. (a)	74	4,944
SanDisk Corporation	29	1,845
ServiceNow, Inc. (a)	19	1,497
Splunk, Inc. (a)	20	1,184
Symantec Corporation	92	2,150
Synopsys, Inc. (a)	27	1,251
Teradata Corporation (a)	27	1,192
Texas Instruments, Inc.	126	7,205
Total System Services, Inc.	32	1,221

Trimble Navigation Ltd. (a)	46	1,159
Twitter, Inc. (a)	63	3,155
VeriSign, Inc. (a)	18	1,205
VMware, Inc. (a)	14	1,148
Western Digital Corporation	29	2,639
Workday, Inc. (a)	14	1,182
Yahoo!, Inc. (a)	112	4,977
		383,875
Materials - 4.4%
Air Products & Chemicals, Inc.	25	3,782
Airgas, Inc.	11	1,167
Celanese Corporation	2	112
CF Industries Holdings, Inc.	2	567
E.I. du Pont de Nemours and Company	105	7,504
Ecolab, Inc.	32	3,660
FMC Corporation	21	1,202
International Flavors & Fragrances, Inc.	12	1,409
LyondellBasell Industries NV	50	4,390
Martin Marietta Materials, Inc.	14	1,957
Monsanto Company	64	7,203
Nucor Corporation	47	2,234
PPG Industries, Inc.	16	3,609
Praxair, Inc.	36	4,347
RPM International, Inc.	23	1,104
Sigma-Aldrich Corporation	15	2,074
Sonoco Products Company	27	1,227
The Mosaic Company	49	2,257
The Sherwin-Williams Company	13	3,699
The Valspar Corporation	13	1,092
Vulcan Materials Company	22	1,855
W. R. Grace & Company (a)	13	1,285
		57,736
TOTAL COMMON STOCKS (Cost $1,227,695)		1,296,078

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Avalonbay Communities, Inc.	10	1,742
Corrections Corporation of America	33	1,329
Federal Realty Investment Trust	9	1,325
Public Storage	13	2,563
Rayonier, Inc.	42	1,132
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,361)		8,091

Total Investments (Cost $1,235,056) - 99.8%		1,304,169
Other Assets in Excess of Liabilities - 0.2%		2,338
TOTAL NET ASSETS - 100.0%		$1,306,507

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the fund does not have a full fiscal year, the tax cost of investments is the same as noted in Schedule of Investments.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,296,078	$-	$-	$1,296,078
Real Estate Investment Trusts	8,091	-	-	8,091
Total Investments in Securities	$1,304,169	$-	$-	$1,304,169
^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)              /s/ Paul R. Fearday
Paul R. Fearday, President

Date              May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Paul R. Fearday
Paul R. Fearday, President

Date              May 29, 2015

By (Signature and Title)*            /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer

Date              May 29, 2015

* Print the name and title of each signing officer under his or her signature.